UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 303 Evernia Street, Suite 301
         West Palm Beach, FL  33401

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-514-3523

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     West Palm Beach, FL     November 01, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $124,050 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1119    26405 SH       SOLE                    26405        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1562    44000 SH       SOLE                    44000        0        0
AMGEN INC                      COM              031162100     1971    34700 SH       SOLE                    34700        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     3800   169950 SH       SOLE                   169950        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1036      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10565   213772 SH       SOLE                   213772        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    13186   331900 SH       SOLE                   331900        0        0
COCA COLA CO                   COM              191216100      279     6960 SH       SOLE                     6960        0        0
ELAN PLC                       ADR              284131208     3615   154500 SH       SOLE                   154500        0        0
EXXON MOBIL CORP               COM              30231G102      232     4804 SH       SOLE                     4804        0        0
FOREST LABS INC                COM              345838106     2859    63580 SH       SOLE                    63580        0        0
GENERAL ELEC CO                COM              369604103     1426    42470 SH       SOLE                    42470        0        0
JOHNSON & JOHNSON              COM              478160104    15704   278785 SH       SOLE                   278785        0        0
JPMORGAN & CHASE & CO          COM              46625H100     3601    90625 SH       SOLE                    90625        0        0
MASSEY ENERGY CORP             COM              576206106     2608    90150 SH       SOLE                    90150        0        0
MERCK & CO INC                 COM              589331107      403    12200 SH       SOLE                    12200        0        0
MICROSOFT CORP                 COM              594918104     2187    79084 SH       SOLE                    79084        0        0
MYLAN LABS INC                 COM              628530107     2966   164800 SH       SOLE                   164800        0        0
ONLINE RES CORP                COM              68273G101     7658  1078600 SH       SOLE                  1078600        0        0
PAYCHEX INC                    COM              704326107      422    14000 SH       SOLE                    14000        0        0
PFIZER INC                     COM              717081103     1110    36267 SH       SOLE                    36267        0        0
PIMCO FDS PAC INVT MGMT SER TO MUTUAL FUNDS     693390445      959    87862 SH       SOLE                    87862        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     9178   250700 SH       SOLE                   250700        0        0
SCHERING PLOUGH CORP           COM              806605101     6864   360100 SH       SOLE                   360100        0        0
SCHLUMBERGER LTD               COM              806857108     6153    91420 SH       SOLE                    91420        0        0
ST JUDE MED INC                COM              790849103     4599    61100 SH       SOLE                    61100        0        0
SUNCOR ENERGY INC              COM              867229106     1620    50600 SH       SOLE                    50600        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105      337    35300 SH       SOLE                    35300        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108      467    20000 SH       SOLE                    20000        0        0
TRIBUNE CO NEW                 COM              896047107     2456    59684 SH       SOLE                    59684        0        0
ZIMMER HLDGS INC               COM              98956P102    13108   165840 SH       SOLE                   165840        0        0